Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2010
Payment Date	6/15/2010
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,148,855.67

Principal:
Principal Collections	$23,706,317.63
Prepayments in Full	$16,626,386.65
Liquidation Proceeds	$135,820.20
Recoveries	$0.00

Sub Total	$40,468,524.48

Collections	$44,617,380.15

Purchase Amounts:
Purchase Amounts Related to Principal	$502,543.69
Purchase Amounts Related to Interest	$3,105.30

Sub Total	$505,648.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$45,123,029.14

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2010
Payment Date	6/15/2010
Transaction Month	2
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,123,029.14
Servicing Fee	$955,886.67	$955,886.67	$0.00	$0.00	$44,167,142.47
Interest — Class A-1 Notes	$70,728.15	$70,728.15	$0.00	$0.00	$44,096,414.32
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$43,974,134.32
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$43,553,934.32
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$43,294,859.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,294,859.32
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$43,216,603.90
Second Priority Principal Payment	$7,562,068.46	$7,562,068.46	$0.00	$0.00	$35,654,535.44
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$35,597,112.11
Third Priority Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$14,197,112.11
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$14,124,887.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,124,887.11
Regular Principal Payment	$199,899,534.76	$14,124,887.11	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$45,123,029.14

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$7,562,068.46
Third Priority Principal Payment	$21,400,000.00
Regular Principal Payment	$14,124,887.11

Total	$43,086,955.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$43,086,955.57	$151.18	$70,728.15	$0.25	$43,157,683.72	$151.43
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$43,086,955.57	$41.67	$1,080,186.90	$1.04	$44,167,142.47	$42.71

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2010
Payment Date	6/15/2010
Transaction Month	2
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor

Class A-1 Notes	$228,861,603.22	0.8030232	$185,774,647.65	0.6518409
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$1,034,111,603.22	0.9485087	$991,024,647.65	0.9089884

Pool Information
Weighted Average APR		4.662%		4.620%
Weighted Average Remaining Term		54.25		53.44
Number of Receivables Outstanding		54,767		53,312
Pool Balance		$1,147,064,009.53		$1,106,051,713.10
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,020,392,318.57		$983,749,534.76
Pool Factor		0.9558868		0.9217098
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$16,590,775.70
Yield Supplement Overcollateralization Amount	$122,302,178.34
Targeted Overcollateralization Amount	$126,892,955.18
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$115,027,065.45
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2010
Payment Date	6/15/2010
Transaction Month	2
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	110	$41,228.26
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$41,228.26
Cumulative Net Losses Last Collection Period		$452.09

Cumulative Net Losses for all Collection Periods		$41,680.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.04%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.42%	224	$4,638,004.41
61-90 Days Delinquent	0.00%	2	$50,367.91
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.42%	226	$4,688,372.32

Repossesion Inventory:

Repossesed in the Current Collection Period		13	$288,360.58
Total Repossesed Inventory		14	$361,392.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0005%
Current Collection Period			0.0439%
Three Month Average			0.0148%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0038%
Three Month Average			0.0013%